GOODWILL (Details 2)	12 Months Ended
Dec. 31, 2014
Pointer Brazil [Member]
discount rate	23.00%
growth rate	7.50%
Years of projected cash flows	5.00%
Cellocator [Member]
discount rate	16.00%
growth rate	3.00%
Years of projected cash flows	5.00%
RSA [Member]
discount rate	14.00%
growth rate	3.00%
Years of projected cash flows	5.00%
SVR [Member]
discount rate	14.00%
growth rate	3.00%
Years of projected cash flows	5.00%